Consolidated Statement of Cash Flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (271)	$ (217)	$ (326)
(Increase) in trade receivables	(110)	(164)	(198)
(Decrease)/increase in trade payables	(51)	(48)	60
Net change in other operating assets	(23)	(63)	(24)
Net change in other operating liabilities	51	(30)	174
Total	$ (404)	$ (522)	$ (314)